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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      11/12/99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               31
                                            ---------------------------
Form 13F Information Table Value Total:     $       275,254
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 1999
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

                                                                                                 ITEM 5:
                                          ITEM 2:            ITEM 3:            ITEM 4:         Shares or
             ITEM 1:                     Title of             Cusip              Fair           Principal
          Name of Issuer                   Class              Number         Market Value         Amount
-------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMM                 COMMON STOCK             G56462107              20,490,938      1,192,200
LORAL SPACE & COMM                 COMMON STOCK             G56462107               4,317,500  251,200 CALL
XL CAPITAL LTD                     COMMON STOCK             G98255105               7,496,190        166,582
LIBERTY MEDIA CORP.                COMMON STOCK             001957208              41,288,968      1,106,572
LIBERTY MEDIA CORP.                COMMON STOCK             001957208              13,630,256  365,300 PUT
AMERITECH                          COMMON STOCK             030954101                 667,500  10,000 CALL
BERKSHIRE HATHAWAY                 COMMON STOCK             084670207              12,435,200          6,700
CNA FINANCIAL                      COMMON STOCK             126117100               8,400,000        240,000
CABLEVISION SYSTEMS                COMMON STOCK             12686C109               1,214,925         16,700
CENDANT                            COMMON STOCK             151313103               2,969,575        167,300
CITIGROUP                          COMMON STOCK             172967101               1,476,094         33,500
COLUMBIA HEALTHCARE                COMMON STOCK             197677107              13,316,344        628,500
COMCAST CRP CL A SPL               COMMON STOCK             200300200              14,777,675        370,600
COMMERCIAL FEDRL                   COMMON STOCK             201647104               3,820,988        194,700
HOUSEHOLD INTL INC.                COMMON STOCK             441815107               6,171,225        153,800
HUSSMANN INTL INC                  COMMON STOCK             448110106               4,034,100        237,300
LIBERTY DIGITAL INC.               COMMON STOCK             530436104               3,513,194        150,700
LINCARE HOLDINGS                   COMMON STOCK             532791100               8,692,603        326,100
MEDIAONE GROUP                     COMMON STOCK             58440J104              23,800,075        348,400
MID AMERICAN ENERGY                COMMON STOCK             59562V107               2,964,750        100,500
NEWS CORP                          COMMON STOCK             652487703               3,375,531        118,700
NEWS CORP.LTD.PFD.                 COMMON STOCK             652487802              17,376,231        651,100
PEPSI BOTTLING GROUP               COMMON STOCK             713409100               5,710,819        334,700
RAYTHEON CLASS B                   COMMON STOCK             755111408               9,661,988        194,700
RENAL CARE GROUP INC               COMMON STOCK             759930100               4,703,272        214,700
SBC COMMUNICATIONS                 COMMON STOCK             78387G103              19,301,625        378,000
CHARLES SCHWAB                     COMMON STOCK             808513105               2,240,313  67,000 CALL
TCI SATELLITE CL A                 COMMON STOCK             872298104                 436,400        109,100
TIME WARNER INC                    COMMON STOCK             887315109              10,673,775        175,700
WINSTAR COMMUN.                    COMMON STOCK             975515107               3,575,675         91,100
WINSTAR COMMUN.                    COMMON STOCK             975515107               2,720,025  69,300 PUT





Table continued...
                                                 ITEM 6:                                               ITEM 8:
                                          INVESTMENT DISCRETION                                VOTING AUTHORITY SHARES
                                               (b) Shares                     ITEM 7:
             ITEM 1:                           as Defined     (c) Shared     Managers
          Name of Issuer        (a) Sole       in Instr. V        Other      See Intr. V   (a) Sole   (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMM                  X                                                          X
LORAL SPACE & COMM                  X                                                          X
XL CAPITAL LTD                      X                                                          X
LIBERTY MEDIA CORP.                 X                                                          X
LIBERTY MEDIA CORP.                 X                                                          X
AMERITECH                           X                                                          X
BERKSHIRE HATHAWAY                  X                                                          X
CNA FINANCIAL                       X                                                          X
CABLEVISION SYSTEMS                 X                                                          X
CENDANT                             X                                                          X
CITIGROUP                           X                                                          X
COLUMBIA HEALTHCARE                 X                                                          X
COMCAST CRP CL A SPL                X                                                          X
COMMERCIAL FEDRL                    X                                                          X
HOUSEHOLD INTL INC.                 X                                                          X
HUSSMANN INTL INC                   X                                                          X
LIBERTY DIGITAL INC.                X                                                          X
LINCARE HOLDINGS                    X                                                          X
MEDIAONE GROUP                      X                                                          X
MID AMERICAN ENERGY                 X                                                          X
NEWS CORP                           X                                                          X
NEWS CORP.LTD.PFD.                  X                                                          X
PEPSI BOTTLING GROUP                X                                                          X
RAYTHEON CLASS B                    X                                                          X
RENAL CARE GROUP INC                X                                                          X
SBC COMMUNICATIONS                  X                                                          X
CHARLES SCHWAB                      X                                                          X
TCI SATELLITE CL A                  X                                                          X
TIME WARNER INC                     X                                                          X
WINSTAR COMMUN.                     X                                                          X
WINSTAR COMMUN.                     X                                                          X



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